SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
3.	SEGMENT INFORMATION

The Company establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as business segments and major customers in consolidated financial statements. The Company operates in four principal reportable segments: Fishery Development Division, and HU Plantation Division and Organic Fertilizer and Bread Grass Division, and Cattle Development Division. No geographic information is required as all revenue and assets are located in PRC.

For the three months ended September 30, 2013
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$26,704,244	$10,534,960	$20,434,953	$4,639,397	$8,394,143	$70,707,697

Net income (loss)	$9,762,014	5,322,211	$1,443,930	$575,134	$1,649,485	$18,752,774

Total assets	$79,561,093	$44,908,550	$131,498,783	$44,808,248	$27,027,247	$327,803,921

For the three months ended September 30, 2012
	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Total

Revenue	$27,088,699	$7,236,186	$5,496,650	$8,529,153	$-	$48,350,688

Net income (loss)	$11,830,875	$4,320,995	$1,267,065	$5,154,959	$151,411	$22,725,305

Total assets	$25,975,865	$31,370,316	$73,208,017	$19,847,979	$67,335,029	$217,737,206

For the nine months ended September 30, 2013
	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Total

Revenue	$68,826,877	$14,089,946	$52,259,230	$19,423,115	$25,616,609	$180,215,777

Net income (loss)	$20,815,367	7,533,778	$10,786,509	$3,945,015	$6,381,817	$49,462,486

Total assets	$79,561,093	$44,908,550	$131,498,783	$44,808,248	$27,027,247	$327,803,921

For the nine months ended September 30, 2012
	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Total

Revenue	$53,983,072	$9,318,049	$15,125,291	$11,252,579	$-	$89,678,991

Net income (loss)	$25,423,347	$5,411,573	$2,302,083	$6,341,554	$(791,769)	$38,686,788

Total assets	$25,975,865	$31,370,316	$73,208,017	$19,847,979	$67,335,029	$217,737,206

Note
(1)	Operated by Capital Award, Inc (“CA”). and Jiangmen City A Power Fishery Development Co. Ltd (“JFD”).
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd (“JHST”).
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd (“SJAP”), A Power Agro Agriculture Development (Macau)Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd (“JMC”) and Macau Meiji Limited (“MEIJI”).
(5)	Operated by Sino Agro Food, Inc. (“SIAF”).

Further analysis of revenue:-

	Three months ended September 30, 2013
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sale of goods
Capital Award, Inc. ("CA")	$19,764,839	$-	$-	$-	$-	$19,764,839
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	10,534,960	-	-	-	10,534,960
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	17,330,375	-	-	17,330,375
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	3,104,578	-	-	3,104,578
Macau Eiji Company Limited ("MEIJI")	-	-	-	4,639,397	-	4,639,397
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	6,459,683	6,459,683
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	6,772,848	-	-	-	-	6,772,848
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	1,934,460	1,934,460
Commission and management fee
Capital Award, Inc. ("CA")	166,557	-	-	-	-	166,557
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$26,704,244	$10,534,960	$20,434,953	$4,639,397	$8,394,143	$70,707,697

	Three months ended September 30, 2012
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sale of goods
Capital Award, Inc. ("CA")	$15,510,180	$-	$-	$-	$-	$15,510,180
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	7,236,186	-	-	-	7,236,186
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	4,542,426	-	-	4,542,426
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	954,224	-	-	954,224
Macau Eiji Company Limited ("MEIJI")	-	-	-	1,334,339	-	1,334,339
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	11,578,519	-	-	-	-	11,578,519
Macau Eiji Company Limited ("MEIJI")	-	-	-	7,194,814	-	7,194,814
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
Commission and management fee
Capital Award, Inc. ("CA")	-	-	-	-	-	-
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
	$27,088,699	$7,236,186	$5,496,650	$8,529,153	$-	$48,350,688

	Nine months ended September 30, 2013
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sale of goods
Capital Award, Inc. ("CA")	$44,335,991	$-	$-	$-	$-	$44,335,991
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	14,089,946	-	-	-	14,089,946
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	44,453,264	-	-	44,453,264
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	7,805,966	-	-	7,805,966
Macau Eiji Company Limited ("MEIJI")	-	-	-	11,660,991	-	11,660,991
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	17,442,640	17,442,640
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	23,926,370	-	-	-	-	23,926,370
Macau Eiji Company Limited ("MEIJI")	-	-	-	7,762,124	-	7,762,124
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	7,978,421	7,978,421
Commission and management fee
Capital Award, Inc. ("CA")	564,516	-	-	-	-	564,516
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	195,548	195,548
	$68,826,877	$14,089,946	$52,259,230	$19,423,115	$25,616,609	$180,215,777

	Nine months ended September 30, 2012
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sale of goods
Capital Award, Inc. ("CA")	$25,163,091	$-	$-	$-	$-	$25,163,091
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	9,318,049	-	-	-	9,318,049
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	14,158,303	-	-	14,158,303
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	966,988	-	-	966,988
Macau Eiji Company Limited ("MEIJI")	-	-	-	1,367,482	-	1,367,482
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	28,554,596	-	-	-	-	28,554,596
Macau Eiji Company Limited ("MEIJI")	-	-	-	9,885,097	-	9,885,097
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
Commission and management fee
Capital Award, Inc. ("CA")	265,385	-	-	-	-	265,385
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$53,983,072	$9,318,049	$15,125,291	$11,252,579	$-	$89,678,991

Further analysis of cost of goods sold and services:-

COST OF GOODS SOLD
	Three months ended September 30, 2013
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sales of goods
Capital Award, Inc. ("CA")	$14,208,181	$-	$-	$-	$-	$14,208,181
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	4,832,794	-	-	-	4,832,794
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	10,897,327	-	-	10,897,327
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	1,937,860	-	-	1,937,860
Macau Eiji Company Limited ("MEIJI") and Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	3,974,942	-	3,974,942
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	5,464,433	5,464,433
	$14,208,181	$4,832,794	$12,835,187	$3,974,942	$5,464,433	$41,315,537

COST OF SERVICES
	Three months ended September 30, 2013
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total

Consulting and service income for development contract
Capital Award, Inc. ("CA")	$2,703,461	$-	$-	$-	$-	$2,703,461
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	565,574	565,574
	$2,703,461	$-	$-	$-	$565,574	$3,269,035

COST OF GOODS SOLD
	Three months ended September 30, 2012
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sales of goods
Capital Award, Inc. ("CA")	$8,850,806	$-	$-	$-	$-	$8,850,806
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	2,915,191	-	-	-	2,915,191
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	3,230,505	-	-	3,230,505
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	1,080,670	-	-	1,080,670
Macau Eiji Company Limited ("MEIJI")	-	-	-	921,982	-	921,982
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$8,850,806	$2,915,191	$4,311,175	$921,982	$-	$16,999,154

COST OF SERVICES
	Three months ended September 30, 2012
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$3,226,807	$-	$-	$-	$-	$3,226,807
Macau Eiji Company Limited ("MEIJI")	-	-	-	2,371,893	-	2,371,893
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$3,226,807	$-	$-	$2,371,893	$-	$5,598,700

COST OF GOODS SOLD
	Nine months ended September 30, 2013
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sales of goods
Capital Award, Inc. ("CA")	$31,158,927	$-	$-	$-	$-	$31,158,927
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	6,093,751	-	-	-	6,093,751
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	27,246,765	-	-	27,246,765
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	4,835,732	-	-	4,835,732
Macau Eiji Company Limited ("MEIJI")	-	-	-	9,254,416	-	9,254,416
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	14,894,249	14,894,249
	$31,158,927	6,093,751	$32,082,497	$9,254,416	$14,894,249	$93,483,840

COST OF SERVICES
	Nine months ended September 30, 2013
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$12,532,974	$-	$-	$-	$-	$12,532,974
Macau Eiji Company Limited ("MEIJI")	-	-	-	4,727,162	-	4,727,162
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	2,435,412	2,435,412
	$12,532,974	$-	$-	$4,727,162	$2,435,412	$19,695,548

COST OF GOODS SOLD
	Nine months ended September 30, 2012
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer, Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total
Sales of goods
Capital Award, Inc. ("CA")	$13,929,497	$-	$-	$-	$-	$13,929,497
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	3,473,539	-	-	-	3,473,539
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	8,804,971	-	-	8,804,971
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	1,092,792	-	-	1,092,792
Macau Eiji Company Limited ("MEIJI") and Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	-	-	-	953,836	-	953,836
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$13,929,497	$3,473,539	$9,897,763	$953,836	$-	$28,254,635

COST OF SERVICES
	Nine months ended September 30, 2012
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer Bread Grass and Beef Division	Cattle Farm Development Division	Corporate and others	Total

Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$10,238,866	$-	$-	$-	$-	$10,238,866
Macau Eiji Company Limited ("MEIJI")	-	-	3,860,816	-	-	3,860,816
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-
	$10,238,866	$-	$3,860,816	$-	$-	$14,099,682

3. SEGMENT INFORMATION
The Company establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as business segments and major customers in consolidated financial statements. The Company operated in four principal reportable segments: Fishery Development Division, and HU Plantation Division and Organic Fertilizer and Bread Grass Division, Cattle Development Division and discontinued Dairy Production Division since January 1, 2011 and added a new segment in that it refers to as “Corporate and others” in January 2012. No geographic information is required as all revenue and assets are located in PRC.

	2012					Discontinued
	Continuing operations					operations
			Organic
	Fishery		Fertilizer and	Cattle Farm	Corporate	Dairy
	Development	HU Plantation	Bread Grass	Development	and	Production
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Division (6)	Total

Revenue	$86,346,475	$11,878,599	$23,350,564	$17,038,001	$-	$-	$138,613,639

Net income (loss)	$39,150,568	$6,245,281	$3,875,609	$9,058,822	$(784,448)	$-	$57,545,832

Total assets	$79,222,788	$36,792,718	$96,282,055	$28,265,035	$2,536,382	$-	$243,098,978

	2011					Discontinued
	Continuing operations					operations
			Organic
	Fishery		Fertilizer and	Cattle Farm		Dairy
	Development	HU Plantation	Bread Grass	Development	Corporate and	Production
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Division (6)	Total

Revenue	$26,422,125	$6,113,155	$15,184,702	$4,159,921	$-	$-	$51,879,903

Net income (loss)	$10,876,752	2,950,339	$3,262,178	$1,466,290	$(2,864,527)	$10,203,951	$25,894,983

Total assets	$37,030,261	$27,672,083	$54,353,901	$7,152,129	$25,632,504	$-	$151,840,878

Notes

(1)	Operated by Capital Award, Inc.(“CA”) and Jiangmen City A Power Fishery Development Co. Ltd (“JFD”).
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd (“JHST”).
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd (“SJAP”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd (“JHMC”) and Macau Meiji Limited (“MEIJI”).
(5)	Operated by Sino Agro Food, Inc. (“SIAF”)
(6)	Operated by Hang Yu Tai Investment Ltd (“HYT”)and ZhongSingNongMu Ltd (“ZX”) (Discontinued operation).

Further analysis of revenue:-

	2012
	Continuing operations					Discontinued operations
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Dairy Production Division	Total
Sales of goods
Capital Award, Inc. ("CA")	$44,798,779	$-	$-	$-	$-	$-	$44,798,779
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	391,009	-	-	-	-	-	391,009
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	11,878,599	-	-	-	-	11,878,599
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	21,134,526	-	-	-	21,134,526
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	2,213,038	-	-	-	2,213,038
Macau Eiji Company Limited ("MEIJI")	-	-	-	5,688,904	-	-	5,688,904
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC") Formerly known as (Enping City A Power Cattle Farm Co., Limited ("ECF"))	-	-	-	268,966	-	-	268,966
Sino Agro Food, Inc. (SIAF)	-	-	-	-	1,698,506		1,698,506
Consulting and service income for development contract
Capital Award, Inc. (CA)	36,193,780	-	-	-	-	-	36,193,780
Macau Eiji Company Limited ("MEIJI")	-	-	-	11,080,131	-	-	11,080,131
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	3,267,401	-	3,267,401
	$81,383,568	$11,878,599	$23,347,564	$17,038,001	$4,965,907	$-	$138,613,639

	2011
	Continuing operations					Discontinued operations
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Dairy Production Division	Total
Sale of goods
Capital Award, Inc. ("CA")	$9,933,871	$-	$-	$-	$-	$-	$9,933,871
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	6,113,155	-	-	-	-	6,113,155
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	15,182,305	-	-	-	15,182,305
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	2,397	-	-	-	2,397
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-	-
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC") Formerly known as Enping City A Power Cattle Farm Co., Limited ("ECF")	-	-	-	-	-	-	-
Sino Agro Food, Inc. (SIAF)	-	-	-	-	-	-	-
Consulting and service income
Capital Award, Inc. (CA)	16,488,254	-	-	4,159,921	-	-	20,648,175
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-	-
	$26,422,125	$6,113,155	$15,184,702	4,159,921	$-	$-	51,879,903

Further analysis of cost of sales and cost of services

COST OF GOODS SOLD

	2012
	Continuing operations					Discontinued operations
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Dairy Production Division	Total
Sales of goods
Capital Award, Inc. ("CA")	$23,329,038	$-	$-	$-	$-	$-	$23,329,038
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	183,774	-	-	-	-	-	183,774
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	5,035,955	-	-	-	-	5,035,955
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	14,598,210	-	-	-	14,598,210
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	1,699,593	-	-	-	1,699,593
Macau Eiji Company Limited ("MEIJI")	-	-	-	4,613,074	-	-	4,613,074
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC") Formerly known as (Enping City A Power Cattle Farm Co., Limited ("ECF"))	-	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	1,098,870	-	1,098,870
	$23,512,812	5,035,955	$16,297,803	$4,613,074	$1,098,870	$-	$50,558,514

COST OF SERVICES

	2012
	Continuing operations					Discontinued operations
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Dairy Production Division	Total

Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$14,340,937	$-	$-	$-	$-	$-	$14,340,937
Macau Eiji Company Limited ("MEIJI")	-	-	-	2,998,343	-	-	2,998,343
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	909,677	-	909,677
	$14,340,937	$-	$-	$2,998,343	$909,677	$-	$18,248,957

COST OF GOODS SOLD

	2011
	Continuing operations					Discontinued operations
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Dairy Production Division	Total
Sales of goods
Capital Award, Inc. ("CA")	$8,597,604	$-	$-	$-	$-	$-	$8,597,604
Jiang Men City A Power Fishery Development Co., Limited ("JFD")	-	-	-	-	-	-	-
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	-	2,070,835	-	-	-	-	2,070,835
Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	-	-	6,974,627	-	-	-	6,974,627
Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	-	-	2,326	-	-	-	2,326
Macau Eiji Company Limited ("MEIJI")	-	-	-	-	-	-	-
Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC") Formerly known as (Enping City A Power Cattle Farm Co., Limited ("ECF"))	-	-	-	-	-	-	-
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-	-
	$8,597,604	$2,070,835	$6,976,953	$-	$-	$-	$17,645,392

 COST OF SERVICES

	2011
	Continuing operations					Discontinued operations
Name of entity	Fishery Development Division	HU Plantation Division	Organic Fertilizer and Bread Grass Division	Cattle Farm Development Division	Corporate and others	Dairy Production Division	Total

Consulting and service income for development contracts
Capital Award, Inc. ("CA")	$6,794,674	$-	$-	$-	$-	$-	$6,794,674
Macau Eiji Company Limited ("MEIJI")	-	-	-	2,511,808	-	-	2,511,808
Sino Agro Food, Inc. ("SIAF")	-	-	-	-	-	-	-
	$6,794,674	$-	$-	$2,511,808	$-	$-	$9,306,482